Retirement-Related Benefits (Pension Plan Assets) (Details 9) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Contributions
Cash contribution by employer to defined contribution plans	$ 1,117	$ 1,239
Estimated future employer contributions to defined contribution plans in next fiscal year	1,100
Multi-employer Plans - Non-U.S. Plans
Pension Contributions
Cash contribution by employer to non-U.S. multi-employer plans	40	54
U.S. Defined Benefit Pension Plans
Defined Benefit Plan Disclosures
Fair value of plan assets	51,716	55,772	$ 53,954
Pension Contributions
Employer mandatory contributions required for mext fiscal year	0
U.S. Defined Benefit Pension Plans | Level 3
Defined Benefit Plan Disclosures
Fair value of plan assets	6,544	7,437	7,968
U.S. Defined Benefit Pension Plans | Level 3 | Government and related
Defined Benefit Plan Disclosures
Fair value of plan assets			1
U.S. Defined Benefit Pension Plans | Level 3 | Corporate bonds
Defined Benefit Plan Disclosures
Fair value of plan assets	2	4	5
U.S. Defined Benefit Pension Plans | Level 3 | Mortgage and asset-backed securities
Defined Benefit Plan Disclosures
Fair value of plan assets	10	20	19
U.S. Defined Benefit Pension Plans | Level 3 | Fixed income commingled/ mutual funds
Defined Benefit Plan Disclosures
Fair value of plan assets	401	295	274
U.S. Defined Benefit Pension Plans | Level 3 | Hedge funds
Defined Benefit Plan Disclosures
Fair value of plan assets	912	889	860
U.S. Defined Benefit Pension Plans | Level 3 | Private equity
Defined Benefit Plan Disclosures
Fair value of plan assets	2,790	3,287	3,771
U.S. Defined Benefit Pension Plans | Level 3 | Private real estate
Defined Benefit Plan Disclosures
Fair value of plan assets	2,429	2,942	3,038
Qualified PPP
Defined Benefit Plan Disclosures
Subtotal	51,859	56,106
Other	(143)	(333)
Fair value of plan assets	51,716	55,772
Qualified PPP | Equity securities
Defined Benefit Plan Disclosures
Subtotal	11,211	11,528
Value of IBM securities included in plan assets	$ 34	$ 55
Percentage of IBM securities included in plan assets	0.10%	0.10%
Qualified PPP | Equity commingled/mutual funds
Defined Benefit Plan Disclosures
Subtotal	$ 2,134	$ 2,362
Qualified PPP | Government and related
Defined Benefit Plan Disclosures
Subtotal	9,854	7,883
Qualified PPP | Corporate bonds
Defined Benefit Plan Disclosures
Subtotal	17,090	18,832
Value of IBM securities included in plan assets	$ 23	$ 10
Percentage of IBM securities included in plan assets	0.04%	0.02%
Qualified PPP | Mortgage and asset-backed securities
Defined Benefit Plan Disclosures
Subtotal	$ 643	$ 587
Qualified PPP | Fixed income commingled/ mutual funds
Defined Benefit Plan Disclosures
Subtotal	907	3,725
Qualified PPP | Cash and short-term investments
Defined Benefit Plan Disclosures
Subtotal	2,549	2,650
Qualified PPP | Hedge funds
Defined Benefit Plan Disclosures
Subtotal	2,331	2,362
Qualified PPP | Private equity
Defined Benefit Plan Disclosures
Subtotal	2,790	3,287
Qualified PPP | Private real estate
Defined Benefit Plan Disclosures
Subtotal	2,429	2,942
Qualified PPP | Derivatives
Defined Benefit Plan Disclosures
Subtotal	(80)	(53)
Qualified PPP | Level 1
Defined Benefit Plan Disclosures
Subtotal	11,784	12,214
Fair value of plan assets	11,784	12,214
Qualified PPP | Level 1 | Equity securities
Defined Benefit Plan Disclosures
Subtotal	11,210	11,527
Qualified PPP | Level 1 | Equity commingled/mutual funds
Defined Benefit Plan Disclosures
Subtotal	99	85
Qualified PPP | Level 1 | Fixed income commingled/ mutual funds
Defined Benefit Plan Disclosures
Subtotal	313	312
Qualified PPP | Level 1 | Cash and short-term investments
Defined Benefit Plan Disclosures
Subtotal	244	345
Qualified PPP | Level 1 | Derivatives
Defined Benefit Plan Disclosures
Subtotal	(82)	(55)
Qualified PPP | Level 2
Defined Benefit Plan Disclosures
Subtotal	33,531	36,455
Fair value of plan assets	33,531	36,455
Qualified PPP | Level 2 | Equity securities
Defined Benefit Plan Disclosures
Subtotal	1	1
Qualified PPP | Level 2 | Equity commingled/mutual funds
Defined Benefit Plan Disclosures
Subtotal	2,036	2,277
Qualified PPP | Level 2 | Government and related
Defined Benefit Plan Disclosures
Subtotal	9,854	7,883
Qualified PPP | Level 2 | Corporate bonds
Defined Benefit Plan Disclosures
Subtotal	17,088	18,828
Qualified PPP | Level 2 | Mortgage and asset-backed securities
Defined Benefit Plan Disclosures
Subtotal	633	567
Qualified PPP | Level 2 | Fixed income commingled/ mutual funds
Defined Benefit Plan Disclosures
Subtotal	192	3,118
Qualified PPP | Level 2 | Cash and short-term investments
Defined Benefit Plan Disclosures
Subtotal	2,305	2,304
Qualified PPP | Level 2 | Hedge funds
Defined Benefit Plan Disclosures
Subtotal	1,419	1,474
Qualified PPP | Level 2 | Derivatives
Defined Benefit Plan Disclosures
Subtotal	2	3
Qualified PPP | Level 3
Defined Benefit Plan Disclosures
Subtotal	6,544	7,437
Fair value of plan assets	6,544	7,437
Qualified PPP | Level 3 | Corporate bonds
Defined Benefit Plan Disclosures
Subtotal	2	4
Qualified PPP | Level 3 | Mortgage and asset-backed securities
Defined Benefit Plan Disclosures
Subtotal	10	20
Qualified PPP | Level 3 | Fixed income commingled/ mutual funds
Defined Benefit Plan Disclosures
Subtotal	401	295
Qualified PPP | Level 3 | Hedge funds
Defined Benefit Plan Disclosures
Subtotal	912	889
Qualified PPP | Level 3 | Private equity
Defined Benefit Plan Disclosures
Subtotal	2,790	3,287
Qualified PPP | Level 3 | Private real estate
Defined Benefit Plan Disclosures
Subtotal	2,429	2,942
Non-U.S. Defined Benefit Pension Plans
Defined Benefit Plan Disclosures
Subtotal	35,798	39,625
Other	(50)	(82)
Fair value of plan assets	35,748	39,543	39,464
Pension Contributions
Cash contribution by employer to non-U.S. defined benefit plans	474	465
Non-U.S. Defined Benefit Pension Plans | Equity securities
Defined Benefit Plan Disclosures
Subtotal	4,631	5,652
Value of IBM securities included in plan assets	$ 14	$ 21
Percentage of IBM securities included in plan assets	0.04%	0.10%
Non-U.S. Defined Benefit Pension Plans | Equity commingled/mutual funds
Defined Benefit Plan Disclosures
Subtotal	$ 6,290	$ 7,540
Non-U.S. Defined Benefit Pension Plans | Government and related
Defined Benefit Plan Disclosures
Subtotal	7,499	8,191
Non-U.S. Defined Benefit Pension Plans | Corporate bonds
Defined Benefit Plan Disclosures
Subtotal	1,899	2,063
Value of IBM securities included in plan assets	$ 1	$ 4
Percentage of IBM securities included in plan assets	0.004%	0.01%
Non-U.S. Defined Benefit Pension Plans | Mortgage and asset-backed securities
Defined Benefit Plan Disclosures
Subtotal	$ 219	$ 238
Non-U.S. Defined Benefit Pension Plans | Fixed income commingled/ mutual funds
Defined Benefit Plan Disclosures
Subtotal	9,120	9,802
Non-U.S. Defined Benefit Pension Plans | Insurance contracts
Defined Benefit Plan Disclosures
Subtotal	1,079	1,053
Non-U.S. Defined Benefit Pension Plans | Cash and short-term investments
Defined Benefit Plan Disclosures
Subtotal	610	551
Non-U.S. Defined Benefit Pension Plans | Hedge funds
Defined Benefit Plan Disclosures
Subtotal	659	745
Non-U.S. Defined Benefit Pension Plans | Private equity
Defined Benefit Plan Disclosures
Subtotal	582	513
Non-U.S. Defined Benefit Pension Plans | Private real estate
Defined Benefit Plan Disclosures
Subtotal	661	664
Non-U.S. Defined Benefit Pension Plans | Derivatives
Defined Benefit Plan Disclosures
Subtotal	480	848
Non-U.S. Defined Benefit Pension Plans | Other commingled/mutual funds
Defined Benefit Plan Disclosures
Subtotal	2,069	1,766
Non-U.S. Defined Benefit Pension Plans | Level 1
Defined Benefit Plan Disclosures
Subtotal	5,016	6,056
Fair value of plan assets	5,016	6,056
Non-U.S. Defined Benefit Pension Plans | Level 1 | Equity securities
Defined Benefit Plan Disclosures
Subtotal	4,631	5,652
Non-U.S. Defined Benefit Pension Plans | Level 1 | Equity commingled/mutual funds
Defined Benefit Plan Disclosures
Subtotal	90	126
Non-U.S. Defined Benefit Pension Plans | Level 1 | Fixed income commingled/ mutual funds
Defined Benefit Plan Disclosures
Subtotal	38	87
Non-U.S. Defined Benefit Pension Plans | Level 1 | Cash and short-term investments
Defined Benefit Plan Disclosures
Subtotal	142	158
Non-U.S. Defined Benefit Pension Plans | Level 1 | Derivatives
Defined Benefit Plan Disclosures
Subtotal	(1)	2
Non-U.S. Defined Benefit Pension Plans | Level 1 | Other commingled/mutual funds
Defined Benefit Plan Disclosures
Subtotal	115	33
Non-U.S. Defined Benefit Pension Plans | Level 2
Defined Benefit Plan Disclosures
Subtotal	29,202	32,139
Fair value of plan assets	29,202	32,139
Non-U.S. Defined Benefit Pension Plans | Level 2 | Equity securities
Defined Benefit Plan Disclosures
Subtotal	0
Non-U.S. Defined Benefit Pension Plans | Level 2 | Equity commingled/mutual funds
Defined Benefit Plan Disclosures
Subtotal	6,200	7,415
Non-U.S. Defined Benefit Pension Plans | Level 2 | Government and related
Defined Benefit Plan Disclosures
Subtotal	7,482	8,159
Non-U.S. Defined Benefit Pension Plans | Level 2 | Corporate bonds
Defined Benefit Plan Disclosures
Subtotal	1,896	2,063
Non-U.S. Defined Benefit Pension Plans | Level 2 | Mortgage and asset-backed securities
Defined Benefit Plan Disclosures
Subtotal	219	238
Non-U.S. Defined Benefit Pension Plans | Level 2 | Fixed income commingled/ mutual funds
Defined Benefit Plan Disclosures
Subtotal	9,082	9,715
Non-U.S. Defined Benefit Pension Plans | Level 2 | Insurance contracts
Defined Benefit Plan Disclosures
Subtotal	1,079	1,053
Non-U.S. Defined Benefit Pension Plans | Level 2 | Cash and short-term investments
Defined Benefit Plan Disclosures
Subtotal	467	393
Non-U.S. Defined Benefit Pension Plans | Level 2 | Hedge funds
Defined Benefit Plan Disclosures
Subtotal	659	745
Non-U.S. Defined Benefit Pension Plans | Level 2 | Derivatives
Defined Benefit Plan Disclosures
Subtotal	481	846
Non-U.S. Defined Benefit Pension Plans | Level 2 | Other commingled/mutual funds
Defined Benefit Plan Disclosures
Subtotal	1,637	1,513
Non-U.S. Defined Benefit Pension Plans | Level 3
Defined Benefit Plan Disclosures
Subtotal	1,580	1,429
Fair value of plan assets	1,580	1,429	1,110
Non-U.S. Defined Benefit Pension Plans | Level 3 | Government and related
Defined Benefit Plan Disclosures
Subtotal	16	32
Fair value of plan assets	16	32	42
Non-U.S. Defined Benefit Pension Plans | Level 3 | Corporate bonds
Defined Benefit Plan Disclosures
Subtotal	4	1
Fair value of plan assets	4	1	4
Non-U.S. Defined Benefit Pension Plans | Level 3 | Private equity
Defined Benefit Plan Disclosures
Subtotal	582	513
Fair value of plan assets	582	513	410
Non-U.S. Defined Benefit Pension Plans | Level 3 | Private real estate
Defined Benefit Plan Disclosures
Subtotal	661	664
Fair value of plan assets	661	664	655
Non-U.S. Defined Benefit Pension Plans | Level 3 | Other commingled/mutual funds
Defined Benefit Plan Disclosures
Subtotal	317	220
Fair value of plan assets	317	220
Nonpension Postretirement Plans
Pension Contributions
Employer contributions, excluding the Medicare-related subsidy	408	144
Nonpension Postretirement Plans | U.S. Treasury securities
Pension Contributions
Employer contributions, excluding the Medicare-related subsidy	80
Nonpension Postretirement Plans | Cash
Pension Contributions
Employer contributions, excluding the Medicare-related subsidy	328
U.S. Nonpension Postretirement Benefit Plans
Defined Benefit Plan Disclosures
Fair value of plan assets	71	16	177
U.S. Nonpension Postretirement Benefit Plans | Level 1 | Cash
Defined Benefit Plan Disclosures
Fair value of plan assets	71	16
Non-U.S. Nonpension Postretirement Plans
Defined Benefit Plan Disclosures
Fair value of plan assets	59	84	$ 92
Non-U.S. Nonpension Postretirement Plans | Level 2 | Government and related fixed income securities and corporate bonds
Defined Benefit Plan Disclosures
Fair value of plan assets	59	$ 84
Non-U.S. Defined Benefit and Multi-Employer Plans
Pension Contributions
Estimated cash contributions to the defined benefit plans in next fiscal year	$ 500